General Information and Reorganization Transactions (Details) - $ / shares						12 Months Ended
		Sep. 05, 2024	Sep. 05, 2023	Jun. 21, 2023	Mar. 07, 2023	Dec. 31, 2024	Dec. 31, 2023
General Information and Reorganization Transactions [Line Items]
Incorporated date						Mar. 07, 2023
Shares issued		2	2
Forward split		1-for-2 forward split
Ordinary shares, shares authorized	[1]					1,000,000,000	1,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]					$ 0.00005	$ 0.00005
Ordinary shares cancellation		2,550,000
Ordinary shares, shares issued	[1]					22,950,000	22,950,000
Ordinary shares, shares outstanding	[1]					22,950,000	22,950,000
Registered Agent [Member]
General Information and Reorganization Transactions [Line Items]
Shares issued					1
Win-Fung [Member]
General Information and Reorganization Transactions [Line Items]
Shares issued				12,749,999
Minimum [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares, shares authorized		500,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Maximum [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares, shares authorized		1,000,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.00005

[1]	Giving retroactive effect to the 22,950,000 shares issued and outstanding following the share subdivision and share surrender on September 5, 2024, starting from the earliest period presented.